THE U.S. STOCK PORTFOLIO (IN LIQUIDATION)
ANNUAL REPORT MAY 31, 1995

THE U.S. STOCK PORTFOLIO (IN LIQUIDATION)
SCHEDULE OF INVESTMENTS
MAY 31, 1995

_______________________________________________________________________________


                                                        PRINCIPAL       VALUE
SHORT-TERM INVESTMENT (97.5%)                             AMOUNT      (NOTE 1a)
______________________________________________          _________     _________


U.S. GOVERNMENT TREASURY OBLIGATION (97.5%)

United States Treasury Bill
 5.485% due 06/29/95 (amortized cost $115,505)           $116,000      $115,505
                                                                      _________

TOTAL INVESTMENTS (97.5%)                                               115,505
OTHER ASSETS NET OF LIABILITIES (2.5%)                                    2,958
                                                                      _________

 NET ASSETS (100.0%)                                                   $118,463
                                                                      _________
                                                                      _________







                            See Accompanying Notes.

THE U.S. STOCK PORTFOLIO (IN LIQUIDATION)
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1995
_______________________________________________________________________________




ASSETS

Investment at Value (Amortized Cost $115,505) (Note 1a)                $115,505
Cash                                                                        778
Receivable for Expense Reimbursement (Note 2c)                            5,604
                                                                      _________

    Total Assets                                                        121,887
                                                                      _________
LIABILITIES

Advisory Fee Payable (Note 2a)                                              372
Accrued Expenses                                                          3,052
                                                                      _________

    Total Liabilities                                                     3,424
                                                                      _________

NET ASSETS

Applicable to Investors' Beneficial Interests                          $118,463
                                                                      _________
                                                                      _________







                            See Accompanying Notes.

THE U.S. STOCK PORTFOLIO (IN LIQUIDATION)
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MAY 31, 1995
______________________________________________________________________________



INVESTMENT INCOME

Interest Income                                                                     $5,073

EXPENSES

Amortization of Organization Expenses (Note 4)            $4,402
Professional Fees                                          2,500
Advisory Fee (Note 2a)                                       208
Custodian Fees and Expenses                                   62
Miscellaneous                                                402
                                                      ___________

     Total Expenses                                        7,574
Less: Reimbursement of Expenses (Note 2c)                 (7,200)
                                                      ___________
     Net Expenses                                                                      374
                                                                               ___________

NET INVESTMENT INCOME                                                                4,699

NET REALIZED GAIN ON INVESTMENTS                                                         4
                                                                               ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $4,703
                                                                               ___________
                                                                               ___________






                            See Accompanying Notes.

THE U.S. STOCK PORTFOLIO (IN LIQUIDATION)
STATEMENT OF CHANGES IN NET ASSETS

______________________________________________________________________________

                                                                                                   FOR THE PERIOD
                                                                                                    JULY 8, 1993
                                                                  FOR THE FISCAL                  (COMMENCEMENT OF
                                                                    YEAR ENDED                     OPERATIONS) TO
                                                                   MAY 31, 1995                     MAY 31, 1994
                                                                  ______________                 ___________________


INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net Investment Income                                                $4,699                             $2,487
Net Realized Gain (Loss) on Investments                                   4                                 (1)
                                                                  ______________                 ___________________

    Net Increase in Net Assets Resulting from Operations              4,703                              2,486
                                                                  ______________                 ___________________

TRANSACTION IN INVESTOR'S BENEFICIAL INTERESTS

Contributions                                                        16,770                                -
Withdrawals                                                          (3,515)                            (2,081)
                                                                  ______________                 ___________________

     Net Increase (Decrease) from Investors' Transactions            13,255                             (2,081)
                                                                  ______________                 ___________________

     Total Increase in Net Assets                                    17,958                                405

NET ASSETS

Beginning of Period                                                 100,505                            100,100
                                                                  ______________                 ___________________

End of Period                                                      $118,463                           $100,505
                                                                  ______________                 ___________________
                                                                  ______________                 ___________________



______________________________________________________________________________

SUPPLEMENTARY DATA
______________________________________________________________________________


                                                                                                   FOR THE PERIOD
                                                                                                    JULY 8, 1993
                                                                  FOR THE FISCAL                  (COMMENCEMENT OF
                                                                    YEAR ENDED                     OPERATIONS) TO
                                                                   MAY 31, 1995                     MAY 31, 1994
                                                                  ______________                 ___________________



Ratios to Average Net Assets

    Expenses                                                           0.36%                               0.36%*
    Net Investment Income                                              4.52%                               2.75%*
    Decrease reflected in above Expense
       Ratio due to Expense Reimbursements                             6.93%                              13.43%*
Portfolio Turnover                                                        0%                                  0%


*Annualized







                            See Accompanying Notes.

THE U.S. STOCK PORTFOLIO (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1995
_______________________________________________________________________________

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    The U.S. Stock Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 8, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. SEE NOTE 4 FOR TERMINATION OF OPERATIONS OF THE PORTFOLIO.

    The following is a summary of the significant accounting policies of the
    Portfolio:

    a) The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of the readily available closing bid and ask prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

    b) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2.  TRANSACTIONS WITH AFFILIATES

    a) The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets. For the fiscal year ended May 31, 1995 such fees amounted to $208.

THE U.S. STOCK PORTFOLIO (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1995
_______________________________________________________________________________

    b) The Portfolio retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Services Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied daily to the net assets of the Portfolio. For the fiscal year ended May 31, 1995 no administration fees were allocated to the Portfolio.

    c) The Portfolio has a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan receives a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio. The Services Agreement is also designed to provide an expense limit for certain expenses of the Portfolio. If total expenses for the Portfolio, excluding the advisory fee, custody expenses, fund services fee, amortization of organization expenses, and brokerage costs, exceed the expense limit of 0.10% of the Portfolio's average daily net assets up to $200 million, 0.05% on the next $200 million of average daily net assets, and 0.03% of net assets thereafter, Morgan will reimburse the Portfolio for the excess expense amount and receive no fee. Should such expenses be less than the expense limit, Morgan's fee would be limited to the difference between such expenses and the fee calculated under the Services Agreement. For the fiscal year ended May 31, 1995, Morgan agreed to reimburse the Portfolio $2,798 for excess expenses. In addition to the expenses that Morgan assumes under Services
        Agreement, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio, at no more than 0.36% of the average daily net assets of the Portfolio through May 31, 1995. For the fiscal year ended May 31, 1995, Morgan has agreed to reimburse the Portfolio $4,402 for expenses which exceeded this limit.

    d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. For the fiscal year ended May 31, 1995, no Group costs were allocated to the Portfolio.

    e) An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds, their corresponding Portfolios, and The Series Portfolio. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. For the fiscal year ended May 31, 1995, no Trustees fees were allocated to the Portfolio.

3.  INVESTMENT TRANSACTIONS

There were no investment transactions (excluding short-term investments) for the fiscal year ended May 31, 1995.

4.  TERMINATION OF PORTFOLIO

The Trustees, at a meeting on October 12-13, 1994, approved a resolution to terminate the Portfolio as an investment company under the Investment Company Act of 1940. Morgan has agreed to reimburse the balance of unamortized organizational expenses at May 31, 1995 of $3,329 (included in reimbursement in Note 2.c above), whose amortization was accelerated due to the decision to terminate the Portfolio.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Investors of
The U.S. Stock Portfolio (In Liquidation)


   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The U.S. Stock Portfolio (In Liquidation) (the "Portfolio") at May 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and its supplementary data for the year then ended and for the period July 8, 1993 (commencement of operations) through May 31, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

As more fully explained in Note 4, the Trustees have resolved and it is the intention of management to liquidate the Portfolio.


/s/ Price Waterhouse LLP
PRICE WATERHOUSE LLP
New York, New York
July 28, 1995